Lease Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Summary of Lease Assets and Liabilities

	Lease assets			Lease Liabilities
	Building	Other	Total
	$	$	$	$

January 1, 2019	556.6	5.2	561.8	(645.0)
Additions	63.9	1.6	65.5	(64.0)
Acquisitions	19.3	0.1	19.4	(19.1)
Depreciation	(113.2)	(2.6)	(115.8)	-
Modifications	42.6	-	42.6	(42.7)
Impairment	(2.0)	-	(2.0)	-
Accretion of interest	-	-	-	(32.3)
Payments, net of receipts	-	-	-	98.6
Foreign exchange	(12.8)	(0.2)	(13.0)	15.6

December 31, 2019	554.4	4.1	558.5	(688.9)
Less current portion	-	-	-	99.9

Long-term portion	554.4	4.1	558.5	(589.0)

Summary of Detailed Information Related to Administrative and Marketing Expenses

Amounts recognized in administrative and marketing expenses	For the year ended
December 31
2019
$

Rent expense - variable lease payments	48.7
Rent expense - short-term leases and leases of low-value assets	10.0
Income from subleases	(5.1)

Total	53.6

Summary of Detailed Information Related to Cash Flows

Amounts recognized in the consolidated statement of cash flows	For the year ended
December 31
2019
$

Cash payments for the interest portion of lease liabilities	32.3
Cash payments for leases not included in the measurement of lease liabilities	53.6

Cash outflow in operating activities	85.9
Cash payments for the principal portion of lease liabilities	116.7
Proceeds from lease incentives	(50.4)

Cash outflow in financing activities	66.3

Total cash outflow for leases	152.2